Property and Equipment (Details Narrative) - USD ($)			1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 07, 2021	Mar. 10, 2021	Sep. 30, 2021	May 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Apr. 19, 2023
Property, Plant and Equipment [Line Items]
Depreciation expense									$ 850,464	$ 140,398
Impairment of fixed assets									$ 258,114
Stock issued during period, shares		30,000
Stock options, shares									93,481	21,923	325,000
Share issued price exercised	$ 3.76
Stock issued during the period, acquisitions										375,000
Impairment loss										$ 1,205,379
Goodwill impairment loss									166,838
Fair value of intangible					$ 0	$ 0	$ 0	$ 0	482,064
Depreciation and amortization					$ 278,442	$ 226,724	$ 829,137	$ 1,277,108
Developed Technology Rights [Member]
Property, Plant and Equipment [Line Items]
Impairment loss									1,987,500
IPO [Member]
Property, Plant and Equipment [Line Items]
Stock issued during period, shares			7,187,500
Technology License Agreement [Member]
Property, Plant and Equipment [Line Items]
Stock options, shares	531,456
Share issued price exercised	$ 30.08
Stock issued during the period, acquisitions	132,864
Technology License Agreement [Member] | Fuel Butler LLC [Member]
Property, Plant and Equipment [Line Items]
Stock options, shares	66,432
Licensor [Member]
Property, Plant and Equipment [Line Items]
Stock issued during period, shares	33,216
Licensor [Member] | IPO [Member]
Property, Plant and Equipment [Line Items]
Stock issued during period, shares	186,010
Licensor [Member] | Technology License Agreement [Member]
Property, Plant and Equipment [Line Items]
Stock issued during period, shares	265,728			41,520
Stock issued during the period, acquisitions	1,062,913
Licensor [Member] | Technology License Agreement [Member] | Fuel Butler LLC [Member]
Property, Plant and Equipment [Line Items]
Stock issued during period, shares				332,160
Licensor [Member] | Technology License Agreement [Member] | IPO [Member]
Property, Plant and Equipment [Line Items]
Stock issued during period, shares	23,251
Stock issued during period, shares	91,344
Vehicle Construction In Process [Member]
Property, Plant and Equipment [Line Items]
Impairment of fixed assets									$ 258,114